Annual Operating Expenses {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-12 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2021
Fidelity Advisor High Income Advantage Fund-Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.99%
Fee waiver and/or expense reimbursement	none	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.99%
Fidelity Advisor High Income Advantage Fund-Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Total annual operating expenses	0.99%
Fee waiver and/or expense reimbursement	none	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.99%
Fidelity Advisor High Income Advantage Fund-Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	1.76%
Fee waiver and/or expense reimbursement	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.75%
Fidelity Advisor High Income Advantage Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.74%
Fee waiver and/or expense reimbursement	none	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%
Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.64%
Fee waiver and/or expense reimbursement	none	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.64%

[1]

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.75% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2023 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.